Document and Entity Information	Aug. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2023
Entity Registrant Name	Longboard Pharmaceuticals, Inc.
Entity Central Index Key	0001832168
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	1-40192
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-5009619
Entity Address, Address Line One	4275 Executive Square
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	789-9283
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	LBPH
Title of 12(b) Security	Common stock, par value $0.0001 per share
Security Exchange Name	NASDAQ